Annual Total Returns (Vanguard Total Stock Market Index Fund - Investor Shares Retail) (Vanguard Total Stock Market Index Fund, Vanguard Total Stock Market Index Fund - Investor Shares)	12 Months Ended
Dec. 31, 2012
Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - Investor Shares
Annual Total Return
2012	16.25%
2011	0.96%
2010	17.09%
2009	28.70%
2008	(37.04%)
2007	5.49%
2006	15.51%
2005	5.98%
2004	12.52%
2003	31.35%